SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 5) - Airspan [Member] - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Entity Listings [Line Items]
Balance, beginning of period	$ 981	$ 1,609
Accruals	826	824
Settlements	(788)	(1,452)
Balance, end of period	$ 1,019	$ 981